Income Taxes - Summary of Effect of Preferential Tax on China Operations (Detail) - State Administration of Taxation, China [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Holiday [Line Items]
Tax holiday effect	¥ 0	¥ 8,317	¥ 27,400
Basic and diluted net loss per share effect	¥ 0	¥ 0.17	¥ 1.02